Long-Term Investments (Details) - CNY (¥)		1 Months Ended
	Mar. 20, 2017	Jun. 30, 2023
Debt Instrument [Line Items]
Group invested	¥ 686
Transaction amount		¥ 18,681
Renjunxing [Member]
Debt Instrument [Line Items]
Equity interest amount		¥ 18,681
Renjunxing [Member]
Debt Instrument [Line Items]
Percentage of equity interest		0.8974%
Ucommune N.Y. Corp [Member]
Debt Instrument [Line Items]
Percentage of ownership holding equity interest rate	35.00%